Decommissioning liability (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Decommissioning liabilities	$ 402,400	$ 366,517	$ 360,283	$ 390,902
Payment term	Payments are expected to be made over the next 25 years with the majority of costs to be incurred between 2025 and 2030.
Inflation rate	3.00%	3.00%	3.00%
Risk-free interest rate	3.00%	3.00%	3.00%
Net Present Value [Member]
Statement [Line Items]
Decommissioning liabilities	$ 402,400	$ 366,517	$ 360,283
Undiscounted Inflation-adjusted Amount [Member]
Statement [Line Items]
Decommissioning liabilities	$ 671,718	$ 671,718	$ 671,718